UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core
Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	4/30/2007

Item	1	–	Reports to Stockholders

Dryden Small-Cap Core Equity Fund, Inc.

APRIL 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to the other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Small-Cap Core Equity Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.17%; Class B, 1.87%; Class C, 1.87%; Class R, 1.62%; Class Z, 0.87%. Net Operating Expenses apply to: Class A, 1.12%; Class B, 1.87%; Class C, 1.87%; Class R, 1.37%; Class Z, 0.87%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	8.76%	6.08%	76.57%	114.48% (11/10/97)
Class B	8.32	5.25	70.13	99.60 (11/10/97)
Class C	8.38	5.31	70.13	99.60 (11/10/97)
Class R	N/A	N/A	N/A	5.66 (1/12/07)
Class Z	8.88	6.35	78.87	119.52 (11/10/97)
S&P SmallCap 600 Index[2]	8.41	7.65	72.80	**
Lipper Small-Cap Core Funds Avg.[3]	8.48	7.30	70.95	***

Average Annual Total Returns[4] as of 3/31/07
		One Year	Five Years	Since Inception[1]
Class A		–1.37%	10.83%	7.50% (11/10/97)
Class B		–1.37	11.13	7.33 (11/10/97)
Class B—Return After Taxes on Distribution		–1.37	11.13	7.26 (11/10/97)
Class B—Return After Taxes on Distribution and Sale of Fund Shares		–0.89	9.73	6.42 (11/10/97)
Class C		2.58	11.25	7.33 (11/10/97)
Class R		N/A	N/A	N/A (1/12/07)
Class Z		4.63	12.37	8.42 (11/10/97)
S&P SmallCap 600 Index[2]		5.29	11.69	**
Lipper Small-Cap Core Funds Avg.[3]		5.45	10.81	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns

2	Visit our website at www.jennisondryden.com

performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 11/10/1997; Class R, 1/12/07. The Since Inception returns for the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices have performed in the United States.

3The Lipper Average represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns as of 4/30/2007 are 154.35% for Class A, Class B, Class C and Class Z. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 10.16% for Class A, Class B, Class C and Class Z. Class R, shares are a new share class and no performance information is available for this new share class.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/2007 are 139.26% for Class A, Class B, Class C and Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/2007 are 9.00% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no performance information is available for this new share class.

Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Small-Cap Core Equity Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/07
Chaparral Steel Co., Metals & Mining	1.4%
Varian Semiconductor Equipment Associates, Inc., Semiconductors & Semiconductor Equipment	1.1
Manitowoc Co., Inc. (The), Machinery	1.0
Belden CDT, Inc., Electrical Equipment	1.0
Armor Holdings, Inc., Aerospace & Defense	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/07
Healthcare Equipment & Supplies	5.4%
Commercial Banks	4.8
Specialty Retail	4.7
Machinery	4.6
Electronic Equipment & Instruments	4.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006, at the beginning of the period, and held through the six-month period ended April 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Dryden Small-Cap Core Equity Fund, Inc.	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small-Cap Core Equity Fund, Inc.		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,087.60	1.12%	$5.80
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

Class B	Actual	$1,000.00	$1,083.20	1.87%	$9.66
	Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35

Class C	Actual	$1,000.00	$1,083.80	1.87%	$9.66
	Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35

Class R	Actual**	$1,000.00	$1,056.60	1.37%	$4.21
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85

Class Z	Actual	$1,000.00	$1,088.80	0.87%	$4.51
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2007 (to reflect the six-month period) with the exception of the Class R ‘‘Actual’’ information which reflects the 109 day period ended April 30, 2007 due to its inception date of January 12, 2007. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class R shares commenced operations on January 12, 2007.

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Portfolio of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS
CONSUMER DISCRETIONARY 14.8%

Distributors 0.7%
15,400	Building Material Holdings Corp.	$223,608
28,400	Keystone Automotive Industries, Inc.(a)	944,584

		1,168,192

Diversified Consumer Services 1.0%
4,800	Pre-Paid Legal Services, Inc.(a)(b)	273,840
46,900	Universal Technical Institute, Inc.(a)(b)	1,175,783
5,600	Vertrue, Inc.(a)	264,992

		1,714,615

Hotels, Restaurants & Leisure 3.5%
2,850	Brinker International, Inc.	88,635
700	Buffalo Wild Wings, Inc.(a)	45,696
400	CBRL Group, Inc.	17,832
22,200	CEC Entertainment, Inc.(a)	925,074
2,600	IHOP Corp.	153,192
24,500	Jack in the Box, Inc.(a)	1,632,190
18,200	Landry’s Restaurants, Inc.	540,540
10,200	O’Charleys, Inc.(a)	215,322
28,700	Papa John’s International, Inc.(a)	881,377
11,000	Peet’s Coffee & Tea, Inc.(a)(b)	285,340
62,400	Sonic Corp.(a)	1,400,256
5,500	Town Sports International Holdings, Inc.(a)	125,345

		6,310,799

Household Durables 1.3%
13,800	Ethan Allen Interiors, Inc.	487,140
21,900	Meritage Homes Corp.(a)(b)	762,339
700	NVR, Inc.(a)(b)	576,800
27,000	Standard-Pacific Corp.	562,950

		2,389,229

Internet & Catalog Retail 0.1%
200	PetMed Express, Inc.(a)	2,206
9,600	Stamps.com, Inc.(a)	135,456

		137,662

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Leisure Equipment & Products 1.1%
21,600	Jakks Pacific, Inc.(a)	$519,048
8,600	Polaris Industries, Inc.	434,558
22,693	Pool Corp.(b)	910,670

		1,864,276

Specialty Retail 4.7%
3,400	Aeropostale, Inc.(a)	139,910
42,975	Brown Shoe Co., Inc.	1,159,466
10,000	Cato Corp. (The) (Class A)	216,100
32,400	Dress Barn, Inc.(a)	645,084
9,400	Genesco, Inc.(a)	476,392
4,900	Group 1 Automotive, Inc.	200,900
33,900	Gymboree Corp.(a)(b)	1,294,302
4,750	Hibbett Sporting Goods, Inc.(a)	138,463
8,600	Jos. A. Bank Clothiers, Inc.(a)(b)	332,304
34,350	Men’s Wearhouse, Inc. (The)	1,486,325
21,100	Midas, Inc.(a)	461,035
61,400	Select Comfort Corp.(a)(b)	1,138,356
13,800	Sonic Automotive, Inc.	394,542
9,100	Tween Brands, Inc.(a)	356,356
600	Zale Corp.(a)	16,746

		8,456,281

Textiles, Apparel & Luxury Goods 2.4%
4,800	Deckers Outdoor Corp.(a)	363,504
46,600	Fossil, Inc.(a)	1,312,722
40,900	Kellwood Co.	1,152,562
200	Oxford Industries, Inc.	9,284
23,300	Phillips-Van Heusen	1,302,470
7,600	Wolverine World Wide, Inc.	217,208

		4,357,750
CONSUMER STAPLES 3.8%

Food & Staples Retailing 0.5%
21,700	Casey’s General Stores, Inc.	545,755
1,900	Great Atlantic & Pacific Tea Co.(a)	61,161
9,300	Nash Finch Co.	362,421

		969,337

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Food Products 2.1%
28,200	Corn Products International, Inc.	$1,122,924
19,200	Hain Celestial Group, Inc. (The)(a)	576,576
2,400	J&J Snack Foods Corp.	93,528
10,700	Ralcorp Holdings, Inc.(a)	704,167
28,000	Sanderson Farms, Inc.(b)	1,106,840
6,900	TreeHouse Foods, Inc.(a)	207,966

		3,812,001

Household Products 0.1%
2,400	WD-40 Co.	82,992

Personal Products 1.1%
6,200	Chattem, Inc.(a)(b)	354,268
25,800	NBTY, Inc.(a)(b)	1,274,778
18,500	Playtex Products, Inc.(a)	281,570

		1,910,616

Tobacco
3,000	Alliance One International, Inc.(a)	29,430
ENERGY 6.7%

Energy Equipment & Services 3.9%
7,400	Bristow Group, Inc.(a)	278,240
22,700	CARBO Ceramics, Inc.	986,315
39,700	Hornbeck Offshore Services, Inc.(a)	1,255,711
5,400	Hydril Co.(a)	522,828
4,800	Oceaneering International, Inc.(a)	228,192
12,300	SEACOR Holdings, Inc.(a)(b)	1,171,944
6,600	Tidewater, Inc.(b)	417,186
19,700	Unit Corp.(a)	1,125,855
18,900	W-H Energy Services, Inc.(a)	1,022,679

		7,008,950

Oil, Gas & Consumable Fuels 2.8%
4,901	Cimarex Energy Co.	193,080
2,600	Encore Acquisition Co.(a)	69,446
35,600	Frontier Oil Corp.(b)	1,257,748
1,500	Gulfport Energy Corp.(a)	22,155
4,800	Massey Energy Co.	129,264
22,200	Petroleum Development Corp.(a)	1,154,400

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

20,800	St. Mary Land & Exploration Co.	$761,696
11,800	Stone Energy Corp.(a)	349,634
27,400	Swift Energy Co.(a)	1,113,810

		5,051,233
FINANCIAL 14.6%

Capital Markets 0.8%
6,300	MCG Capital Corp.	111,006
15,900	Piper Jaffray Cos., Inc.(a)(b)	1,014,579
12,349	SWS Group, Inc.	320,951

		1,446,536

Commercial Banks 4.8%
27,400	Central Pacific Financial Corp.	941,463
1,400	Chittenden Corp.	40,684
9,869	Citizens Banking System Corp.	197,479
6,600	East West Bancorp, Inc.	263,076
7,100	First Commonwealth Financial Corp.	79,023
8,200	First Financial Bancorp	122,180
3,600	First Indiana Corp.	69,912
16,950	First Midwest Bancorp, Inc.	609,183
1,000	First Republic Bank	54,100
19,400	Hanmi Financial Corp.	318,354
15,125	Independent Bank Corp.	249,563
27,500	Nara Bancorp, Inc.	454,025
20,400	Oriental Financial Group, Inc.	236,028
19,000	Pacific Capital Bancorp	511,670
700	Pinnacle Financial Partners, Inc.(a)	20,489
7,100	PrivateBankcorp, Inc.(b)	233,093
12,800	Prosperity Bancshares, Inc.	444,032
13,090	Provident Bankshares Corp.	419,404
13,700	Sterling Bancshares, Inc.	156,591
9,300	Sterling Financial Corp.	274,164
20,000	Susquehanna Bancshares, Inc.	445,600
30,700	UCBH Holdings, Inc.	551,372
33,400	Umpqua Holdings Corp.	832,995
10,200	United Bankshares, Inc.	341,700
4,000	Vineyard National Bancorp	91,520
1,100	Whitney Holding Corp.	33,847
8,700	Wilshire Bancorp Inc.	119,712
9,900	Wintrust Financial Corp.	425,502

		8,536,761

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Consumer Finance 1.2%
9,100	Cash America International, Inc.	$392,756
24,300	First Cash Financial Services, Inc.(a)	558,414
27,900	World Acceptance Corp.(a)(b)	1,197,747

		2,148,917

Diversified Financial Services 0.3%
4,050	Financial Federal Corp.	106,434
1,200	NewStar Financial, Inc.(a)	19,308
7,000	Portfolio Recovery Associates, Inc.(a)(b)	389,550

		515,292

Insurance 2.1%
1,350	Delphi Financial Group, Inc. (Class A)	57,645
5,700	First Mercury Financial Corp.(a)	117,990
15,400	LandAmerica Financial Group, Inc.	1,237,390
10,300	Presidential Life Corp.	195,803
4,300	RLI Corp.	239,467
2,600	SeaBright Insurance Holdings, Inc.(a)	48,282
12,900	Selective Insurance Group, Inc.	336,432
6,000	Stewart Information Services Corp.	241,320
27,400	Zenith National Insurance Corp.	1,267,250

		3,741,579

Real Estate Investment Trust (REIT) 3.4%
9,100	Anthracite Capital, Inc.	105,560
7,400	Ashford Hospitality Trust, Inc.	88,800
3,800	CBRE Realty Finance, Inc.	49,210
9,200	Colonial Properties Trust	456,412
18,300	Entertainment Properties Trust	1,105,686
46,200	Inland Real Estate Corp.(b)	840,378
66,600	Lexington Realty Trust(b)	1,391,274
12,200	Medical Properties Trust, Inc.	173,728
1,700	Mid-America Apartment Communities, Inc.	91,715
42,500	National Retail Properties, Inc.(b)	1,017,875
8,400	Parkway Properties, Inc.	445,200
1,500	PS Business Parks, Inc.	103,350
9,400	Senior Housing Properties Trust	214,602

		6,083,790

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Thrifts & Mortgage Finance 2.0%
46,500	Bankunited Financial Corp.(b)	$1,006,725
13,100	Downey Financial Corp.(b)	877,045
16,000	FirstFed Financial Corp.(a)(b)	983,680
6,000	Flagstar Bancorp, Inc.	70,800
4,900	MAF Bancorp, Inc.	196,735
10,000	Triad Guaranty, Inc.(a)	442,100

		3,577,085
HEALTHCARE 12.8%

Biotechnology 0.5%
4,500	Digene Corp.(a)	206,325
25,100	Savient Pharmaceuticals, Inc.(a)	288,650
6,800	United Therapeutics Corp. (a)(b)	380,188

		875,163

Healthcare Equipment & Supplies 5.4%
8,300	Analogic Corp.	508,790
5,500	Biosite, Inc.(a)	508,750
5,600	CONMED Corp.(a)	169,792
1,100	Datascope Corp.	40,755
12,700	DJO, Inc.(a)	496,062
28,900	Haemonetics Corp.(a)	1,382,576
27,900	ICU Medical, Inc.(a)	1,164,825
13,900	IDEXX Laboratories, Inc.(a)	1,253,363
33,800	Immucor, Inc.(a)(b)	1,102,894
1,400	Integra LifeSciences Holdings Corp.(a)(b)	63,798
600	Invacare Corp.	11,184
32,500	Mentor Corp.(b)	1,264,575
8,000	Meridian Bioscience, Inc.	237,840
12,300	Palomar Medical Technologies, Inc.(a)(b)	503,562
16,900	PolyMedica Corp.	683,436
600	Respironics, Inc.(a)	24,456
4,300	Vital Signs, Inc.	245,358

		9,662,016

Healthcare Providers & Services 3.5%
1,700	AMERIGROUP Corp.(a)	47,821
35,900	AmSurg Corp.(a)	823,905
27,000	Chemed Corp.	1,358,100
8,500	Community Health Systems, Inc.(a)	312,800
200	Genesis HealthCare Corp.(a)	12,800

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

18,400	Gentiva Health Services, Inc.(a)	$344,448
3,600	HealthExtras, Inc.(a)	111,420
28,900	LCA-Vision, Inc.(b)	1,212,933
1,800	Owens & Minor, Inc.	63,630
10,000	Pediatrix Medical Group, Inc.(a)	570,500
10,700	RehabCare Group, Inc.(a)	175,266
28,000	Sierra Health Services, Inc.(a)	1,159,760

		6,193,383

Healthcare Technology 0.8%
23,600	Cerner Corp.(a)(b)	1,256,464
10,800	Dendrite International, Inc.(a)	171,720

		1,428,184

Life Sciences, Tools & Services 1.0%
5,000	Charles River Laboratories International, Inc.(a)	236,800
19,500	Dionex Corp.(a)	1,345,500
9,800	Pharmanet Development Group, Inc.(a)(b)	267,442

		1,849,742

Pharmaceuticals 1.6%
24,900	Alpharma, Inc. (Class A)(b)	605,070
2,700	Bradley Pharmaceuticals, Inc.(a)	53,001
48,100	MGI Pharma, Inc.(a)(b)	1,059,162
47,700	Sciele Pharma, Inc.(a)(b)	1,179,144
3,300	ViroPharma, Inc.(a)	49,764

		2,946,141
INDUSTRIALS 18.0%

Aerospace & Defense 3.1%
5,900	Applied Signal Technology, Inc.	98,353
24,100	Armor Holdings, Inc.(a)(b)	1,723,150
24,700	Ceradyne, Inc.(a)(b)	1,453,595
3,200	EDO Corp.	88,000
1,000	Esterline Technologies Corp.(a)	41,730
1,700	Moog, Inc. (Class A)(a)	72,284
35,600	Teledyne Technologies, Inc.(a)	1,570,316
8,900	Triumph Group, Inc.(b)	541,209

		5,588,637

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Air Freight & Logistics 0.9%
2,500	Forward Air Corp.	$76,275
40,500	HUB Group, Inc.(a)(b)	1,458,000

		1,534,275

Airlines
1,300	SkyWest, Inc.	35,373

Building Products 1.0%
8,700	Apogee Enterprises, Inc.	209,496
7,800	Goodman Global, Inc.(a)	145,470
8,390	Griffon Corp.(a)	201,277
28,300	Lennox International, Inc.	956,823
6,100	Universal Forest Products, Inc.	283,406

		1,796,472

Commercial Services & Supplies 3.4%
11,400	ABM Industries, Inc.	320,796
16,900	Administaff, Inc.	560,911
23,800	Bowne & Co., Inc.	396,984
9,700	Brady Corp. (Class A)	318,742
1,600	Central Parking Corp.	35,808
7,400	Cenveo, Inc.(a)	189,810
6,700	Diamond Cluster International	75,978
5,100	Healthcare Services Group	142,800
1,200	Heidrick & Struggles International, Inc.(a)	56,616
10,100	Interface, Inc. (Class A)	170,185
13,200	John H. Harland Co.(a)	694,320
25,500	Labor Ready, Inc.(a)	553,350
11,800	Mobile Mini, Inc.(a)	353,646
11,800	ON Assignment, Inc.(a)	131,924
25,400	Spherion Corp.(a)	217,170
17,800	United Stationers, Inc.(a)	1,059,456
12,300	Viad Corp.	502,332
5,850	Volt Information Sciences, Inc.(a)	149,526
4,200	Waste Connections, Inc.(a)(b)	130,914

		6,061,268

Construction & Engineering 1.0%
600	Granite Construction, Inc.	36,144
2,400	Perini Corp.(a)	102,240

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

32,400	Shaw Group, Inc. (The)(a)	$1,050,732
14,900	URS Corp.(a)	651,130

		1,840,246
Electrical Equipment 2.5%
26,600	Acuity Brands, Inc.(b)	1,572,592
5,300	Baldor Electric Co.	208,767
31,900	Belden CDT, Inc.	1,782,572
14,100	Regal-Beloit Corp.	650,292
7,400	Woodward Governor Co.	365,190

		4,579,413

Industrial Conglomerates 0.1%
5,000	Tredegar Corp.	116,850

Machinery 4.6%
5,100	Barnes Group, Inc.	123,930
31,100	EnPro Industries, Inc.(a)	1,171,226
42,300	Gardner Denver, Inc.(a)	1,598,940
3,800	Graco, Inc.	150,100
8,150	IDEX Corp.	427,631
18,800	Kaydon Corp.(b)	893,564
26,800	Manitowoc Co., Inc. (The)	1,828,563
17,500	Mueller Industries, Inc.	574,000
4,800	Robbins & Myers, Inc.	184,464
21,700	Toro Co.	1,090,425
2,500	Valmont Industries, Inc.	157,200

		8,200,043

Road & Rail 1.0%
18,500	Arkansas Best Corp.(b)	728,900
16,900	Landstar System, Inc.	816,439
5,600	Old Dominion Freight Line(a)	165,536

		1,710,875

Trading Companies & Distributors 0.4%
18,000	Applied Industrial Technologies, Inc.	483,660
10,800	Kaman Corp. (Class A)	267,840
600	Watsco, Inc.	31,902

		783,402

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY 16.5%

Communications Equipment 1.7%
18,400	Arris Group, Inc.(a)	$272,688
1,300	Bel Fuse, Inc. (Class B)	46,020
5,100	Black Box Corp.	185,844
17,800	Blue Coat Systems, Inc.(a)	624,068
38,200	C-COR, Inc.(a)	470,624
26,500	Harmonic, Inc.(a)	219,155
11,400	Inter-Tel, Inc.	287,508
16,200	Mastec, Inc.(a)	185,814
20,300	Network Equipment Technologies, Inc.(a)	218,225
14,000	Viasat, Inc.(a)	480,200

		2,990,146

Computers & Peripherals 1.2%
2,900	Emulex Corp.(a)	60,842
15,600	Hutchinson Technology, Inc.(a)	296,400
8,100	Komag, Inc.(a)	222,831
82,100	Novatel Wireless, Inc.(a)(b)	1,493,399
4,400	Synaptics, Inc.(a)	131,824

		2,205,296

Electronic Equipment & Instruments 4.4%
18,800	Agilysys, Inc.	395,364
6,600	Anixter International, Inc.(a)(b)	472,560
1,500	Checkpoint Systems, Inc.(a)	32,985
1,600	CTS Corp.	20,928
14,700	FLIR Systems, Inc.(a)	595,203
13,000	Gerber Scientific, Inc.(a)	130,130
17,900	Global Imaging Systems, Inc.(a)	517,131
24,000	Itron, Inc.(a)(b)	1,616,160
17,500	L-1 Identity Solutions Inc.(a)(b)	336,350
6,200	Littelfuse, Inc.(a)	248,682
20,000	LoJack Corp.(a)	368,000
53,100	Methode Electronics, Inc. (Class A)	800,748
12,100	MTS Systems Corp.	514,371
2,500	Newport Corp.(a)	39,225
6,600	Park Electrochemical Corp.	181,830
18,000	Paxar Corp.(a)	540,180
30,900	Technitrol, Inc.(b)	829,047
3,200	Trimble Navigation Ltd.(a)	91,776
6,300	X-Rite, Inc.	78,813

		7,809,483

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Internet Software & Services 0.9%
36,900	J2 Global Communications, Inc.(a)	$1,061,244
4,100	Travelzoo, Inc.(a)	113,816
14,500	Websense, Inc.(a)(b)	358,295

		1,533,355

IT Services 1.8%
9,900	eFunds Corp.(a)	276,210
17,100	Gevity HR, Inc.	318,915
10,600	Global Payments, Inc.	402,588
20,500	MPS Group, Inc.(a)	280,645
30,700	SYKES Enterprises, Inc.(a)	566,722
39,600	Talx Corp.	1,365,804

		3,210,884

Semiconductors & Semiconductor Equipment 3.5%
50,500	Advanced Energy Industries, Inc.(a)	1,237,250
5,700	ATMI, Inc.(a)	176,301
59,900	Brooks Automation, Inc.(a)	1,046,453
19,200	Cymer, Inc.(a)	777,792
12,200	Exar Corp.(a)	164,456
43,600	Intevac, Inc.(a)	1,059,916
28,300	Varian Semiconductor Equipment Associates, Inc.(a)	1,877,988

		6,340,156

Software 3.0%
17,900	ANSYS, Inc.(a)(b)	916,480
27,000	FactSet Research Systems, Inc.	1,660,770
13,200	JDA Software Group, Inc.(a)	234,960
9,200	Kronos Worldwide, Inc.(a)	502,044
23,700	Manhattan Associates, Inc.(a)	685,404
6,500	MicroStrategy, Inc. (Class A)(a)(b)	739,440
8,500	Progress Software Corp.(a)	256,105
11,300	Smith Micro Software, Inc.(a)	179,557
4,100	SPSS, Inc.(a)	150,306

		5,325,066
MATERIALS 6.7%

Chemicals 0.8%
3,900	Arch Chemicals, Inc.	117,858
12,900	H.B. Fuller Co.	329,853

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

15,300	OM Group, Inc.(a)	$803,709
20,300	PolyOne Corp.(a)	133,168

		1,384,588

Construction Materials 0.8%
4,900	Eagle Materials, Inc.	218,589
55,500	Headwaters, Inc.(a)(b)	1,202,685
800	Texas Industries, Inc.	60,936

		1,482,210

Containers & Packaging 1.1%
48,900	Myers Industries, Inc.	1,097,805
20,200	Rock-Tenn Co. (Class A)	772,852

		1,870,657

Metals & Mining 3.8%
3,300	Carpenter Technology Corp.	400,521
18,600	Century Aluminum Co.(a)	879,966
34,600	Chaparral Steel Co.	2,439,300
12,500	Cleveland-Cliffs, Inc.(b)	866,125
13,400	Commercial Metals Co.	449,302
31,700	Hecla Mining Co.(a)	279,277
20,275	Quanex Corp.	872,434
8,300	Reliance Steel & Aluminum Co.	493,020
4,200	Ryerson, Inc.(b)	172,788

		6,852,733

Paper & Forest Products 0.2%
3,600	Buckeye Technologies, Inc.(a)	45,612
7,800	Neenah Paper, Inc.	297,960
3,400	Schweitzer-Mauduit International, Inc.	93,330

		436,902
UTILITIES 5.1%

Electric Utilities 1.5%
27,600	Allete, Inc.	1,336,116
1,300	Central Vermont Public Service Corp.	41,860
49,600	El Paso Electric Co.(a)	1,309,440

		2,687,416

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Gas Utilities 3.2%
37,700	Atmos Energy Corp.	$1,195,844
29,000	Energen Corp.	1,625,450
6,100	Laclede Group, Inc.	191,479
3,700	New Jersey Resources Corp.	198,690
2,600	Northwest Natural Gas Co.	132,106
500	South Jersey Industries, Inc.	19,635
9,525	Southern Union Co.	290,132
19,600	Southwest Gas Corp.	742,644
45,000	UGI Corp.	1,276,200

		5,672,180

Multi-Utilities 0.1%
9,400	Avista Corp.	221,746

Water Utilities 0.3%
17,400	American States Water Co.(b)	620,136

	Total long-term investments (cost $131,094,392)	177,157,760

Principal Amount (000)
SHORT-TERM INVESTMENTS 21.9%

U.S. Government Security 0.1%
	United States Treasury Bill 4.91 - 5.00%, 6/14/2007(c)(d)
$150	(cost $149,094)	149,138

Shares

Affiliated Money Market Mutual Fund 21.8%
	Dryden Core Investment Fund — Taxable Money Market Series
39,055,774	(cost $39,055,774; includes $38,115,166 of cash collateral received for securities on loan)(Note 3)(e)(f)	39,055,774

	Total short-term investments (cost $39,204,868)	39,204,912

	Total Investments 120.9% (cost $170,299,260; Note 5)	216,362,672
	Liabilities in excess of other assets(g) (20.9%)	(37,406,279)

	Net Assets 100.0%	$178,956,393

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $36,784,292; cash collateral of $38,115,166 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	Includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2007	Unrealized Appreciation
	Long Position:
4	Russell 2000 Index Futures	Jun. 2007	$1,617,625	$1,637,800	$20,175

The sector classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 21.3% of collateral received for securities on loan)	21.8%
Industrials	18.0
Information Technology	16.5
Consumer Discretionary	14.8
Financial	14.6
Healthcare	12.8
Materials	6.7
Energy	6.7
Utilities	5.1
Consumer Staples	3.8
United States Government Security	0.1

120.9
Liabilities in excess of other assets	(20.9)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2007	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $36,784,292:
Unaffiliated investments (cost $131,243,486)	$177,306,898
Affiliated investments (cost $39,055,774)	39,055,774
Cash	568,054
Receivable for Fund shares sold	574,545
Dividends and interest receivable	86,609
Prepaid expenses	1,150

Total assets	217,593,030

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	38,115,166
Payable for Fund shares reacquired	224,232
Management fee payable	87,151
Accrued expenses	82,456
Distribution fee payable	54,712
Transfer agent fee payable	40,006
Due to broker—variation margin	31,425
Deferred directors’ fees	1,489

Total liabilities	38,636,637

Net Assets	$178,956,393

Net assets were comprised of:
Common stock, at par	$8,589
Paid-in capital in excess of par	134,555,550

134,564,139
Accumulated net investment loss	(292,910)
Accumulated net realized loss on investment transactions	(1,398,423)
Net unrealized appreciation on investments	46,083,587

Net assets, April 30, 2007	$178,956,393

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class A
Net asset value, offering price and redemption price per share ($112,176,191 ÷ 5,315,951 shares of common stock issued and outstanding)	$21.10
Maximum sales charge (5.50% of offering price)	1.23

Maximum offering price to public	$22.33

Class B
Net asset value, offering price and redemption price per share ($15,217,498 ÷ 774,319 shares of common stock issued and outstanding)	$19.65

Class C
Net asset value, offering price and redemption price per share ($24,032,179 ÷ 1,223,104 shares of common stock issued and outstanding)	$19.65

Class R
Net asset value, offering price and redemption price per share ($2,636 ÷ 125 shares of common stock issued and outstanding)	$21.09

Class Z
Net asset value, offering price and redemption price per share ($27,527,889 ÷ 1,275,179 shares of common stock issued and outstanding)	$21.59

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	23

Statement of Operations

Six Months Ended April 30, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $319)	$611,701
Affiliated income from securities loaned, net	59,906
Affiliated dividend income	41,011
Interest	6,875

Total income	719,493

Expenses
Management fee	480,054
Distribution fee—Class A	131,733
Distribution fee—Class B	77,407
Distribution fee—Class C	103,442
Distribution fee—Class R	4
Transfer agent’s fees and expenses (including affiliated expenses of $91,200) (Note 3)	96,000
Custodian’s fees and expenses	30,000
Reports to shareholders	26,000
Registration fees	26,000
Legal fees and expenses	17,000
Audit fee	8,000
Directors’ fees	7,000
Insurance	2,000
Miscellaneous	6,348

Total expenses	1,010,988

Net investment loss	(291,495)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	4,815,619
Financial futures transactions	(38,634)

4,776,985

Net change in unrealized appreciation (depreciation) on:
Investments	9,035,499
Financial futures contracts	(8,200)

9,027,299

Net gain on investments	13,804,284

Net Increase In Net Assets Resulting From Operations	$13,512,789

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(291,495)	$(448,307)
Net realized gain on investment transactions	4,776,985	7,651,090
Net change in unrealized appreciation (depreciation) on investments	9,027,299	12,016,226

Net increase in net assets resulting from operations	13,512,789	19,219,009

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	30,642,675	41,467,905
Cost of shares reacquired	(15,510,029)	(36,743,549)

Net increase in net assets from Fund share transactions	15,132,646	4,724,356

Total increase	28,645,435	23,943,365

Net Assets
Beginning of period	150,310,958	126,367,593

End of period	$178,956,393	$150,310,958

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

Dryden Small-Cap Core Equity Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the

26	Visit our website at www.jennisondryden.com

investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially,

Dryden Small-Cap Core Equity Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined are in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

28	Visit our website at www.jennisondryden.com

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received approximately $55,000 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2007. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Dryden Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that for the six months ended April 30, 2007, it received approximately $10,400 and $700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of Pl. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2007, the Fund incurred approximately $67,300 in total networking fees, of which $28,500 was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended April 30, 2007, PIM has been compensated approximately $25,400 for these services.

30	Visit our website at www.jennisondryden.com

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for six months ended April 30, 2007 were $93,783,346 and $79,909,677 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of April 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$170,444,646	$47,524,589	$1,606,563	$45,918,026

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2006, the Fund had a capital loss carryforward for tax purposes of approximately $6,058,200 which expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis

Dryden Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2007:
Shares sold	494,275	$10,003,630
Shares reacquired	(521,362)	(10,487,955)

Net increase (decrease) in shares outstanding before conversion	(27,087)	(484,325)
Shares issued upon conversion from Class B	59,263	1,189,366

Net increase (decrease) in shares outstanding	32,176	$705,041

Year ended October 31, 2006:
Shares sold	1,323,826	$24,582,613
Shares reacquired	(1,535,380)	(28,579,234)

Net increase (decrease) in shares outstanding before conversion	(211,554)	(3,996,621)
Shares issued upon conversion from Class B	252,300	4,594,231

Net increase (decrease) in shares outstanding	40,746	$597,610

32	Visit our website at www.jennisondryden.com

Class B	Shares	Amount
Six months ended April 30, 2007:
Shares sold	34,261	$647,443
Shares reacquired	(87,333)	(1,634,358)

Net increase (decrease) in shares outstanding before conversion	(53,072)	(986,915)
Shares reacquired upon conversion into Class A	(63,502)	(1,189,366)

Net increase (decrease) in shares outstanding	(116,574)	$(2,176,281)

Year ended October 31, 2006:
Shares sold	125,028	$2,180,812
Shares reacquired	(161,173)	(2,800,607)

Net increase (decrease) in shares outstanding before conversion	(36,145)	(619,795)
Shares reacquired upon conversion into Class A	(268,666)	(4,594,231)

Net increase (decrease) in shares outstanding	(304,811)	$(5,214,026)

Class C
Six months ended April 30, 2007:
Shares sold	277,973	$5,291,017
Shares reacquired	(83,377)	(1,561,871)

Net increase (decrease) in shares outstanding	194,596	$3,729,146

Year ended October 31, 2006:
Shares sold	461,406	$8,131,445
Shares reacquired	(194,035)	(3,422,499)

Net increase (decrease) in shares outstanding	267,371	$4,708,946

Class R
Period ended April 30, 2007*:
Shares sold	125	$2,500
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	125	$2,500

Class Z
Six months ended April 30, 2007:
Shares sold	707,492	$14,698,085
Shares reacquired	(88,704)	(1,825,845)

Net increase (decrease) in shares outstanding	618,788	$12,872,240

Year ended October 31, 2006:
Shares sold	338,376	$6,573,035
Shares reacquired	(102,710)	(1,941,209)

Net increase (decrease) in shares outstanding	235,666	$4,631,826

*	Commenced operations on January 12, 2007.

Dryden Small-Cap Core Equity Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first requested financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

34	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

APRIL 30, 2007	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.40

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.72

Total from investment operations	1.70

Net asset value, end of period	$21.10

Total Return(b):	8.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$112,176
Average net assets (000)	$106,248
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.12	%(d)
Expenses, excluding distribution and service (12b-1) fees	.87	%(d)
Net investment loss	(.22	)%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	50	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003	2002(a)

$16.82	$14.55	$12.46	$9.21	$9.36

(.03)	(.05)	(.03)	(.05)	(.06)
2.61	2.32	2.12	3.30	(.09)

2.58	2.27	2.09	3.25	(.15)

$19.40	$16.82	$14.55	$12.46	$9.21

15.34%	15.60%	16.77%	35.29%	(1.60)%

$102,497	$88,163	$28,992	$24,020	$19,707
$100,311	$64,984	$25,050	$20,487	$23,299

1.17%	1.40%	1.31%	1.37%	1.32%
.92%	1.15%	1.06%	1.12%	1.07%
(.15)%	(.32)%	(.22)%	(.44)%	(.57)%

93%	90%	59%	41%	44%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.13

Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain (loss) on investment transactions	1.61

Total from investment operations	1.52

Net asset value, end of period	$19.65

Total Return(b):	8.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,217
Average net assets (000)	$15,608
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.87	%(c)
Net investment loss	(.97	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003	2002(a)

$15.84	$13.80	$11.91	$8.87	$9.08

(.16)	(.16)	(.13)	(.12)	(.13)
2.45	2.20	2.02	3.16	(.08)

2.29	2.04	1.89	3.04	(.21)

$18.13	$15.84	$13.80	$11.91	$8.87

14.46%	14.78%	15.87%	34.27%	(2.31)%

$16,156	$18,937	$54,813	$54,465	$47,215
$17,752	$29,025	$55,145	$47,708	$56,876

1.92%	2.15%	2.06%	2.12%	2.07%
.92%	1.15%	1.06%	1.12%	1.07%
(.92)%	(1.10)%	(1.00)%	(1.19)%	(1.32)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.13

Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain (loss) on investment transactions	1.61

Total from investment operations	1.52

Net asset value, end of period	$19.65

Total Return(b):	8.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,032
Average net assets (000)	$20,858
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.87	%(c)
Net investment loss	(.97	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003	2002(a)

$15.84	$13.80	$11.91	$8.87	$9.08

(.16)	(.17)	(.13)	(.12)	(.13)
2.45	2.21	2.02	3.16	(.08)

2.29	2.04	1.89	3.04	(.21)

$18.13	$15.84	$13.80	$11.91	$8.87

14.46%	14.78%	15.87%	34.27%	(2.31)%

$18,647	$12,056	$8,975	$8,616	$7,355
$16,024	$10,575	$8,656	$7,397	$8,066

1.92%	2.15%	2.06%	2.12%	2.07%
.92%	1.15%	1.06%	1.12%	1.07%
(.89)%	(1.11)%	(.99)%	(1.19)%	(1.32)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	41

Financial Highlights

(Unaudited) Cont’d

	Class R
	From January 12, 2007(a) through April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.12

Income (loss) from investment operations:
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.01

Total from investment operations	.97

Net asset value, end of period	$21.09

Total Return(c):	4.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$1
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.37	%(e)
Expenses, excluding distribution and service (12b-1) fees	.87	%(e)
Net investment income (loss)	(.60	)%(e)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.82

Income (loss) from investment operations:
Net investment income (loss)	(.00	)(b)
Net realized and unrealized gain (loss) on investment transactions	1.77

Total from investment operations	1.77

Net asset value, end of period	$21.59

Total Return(c):	8.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,528
Average net assets (000)	$18,621
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.87	%(d)
Expenses, excluding distribution and service (12b-1) fees	.87	%(d)
Net investment income (loss)	0	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003	2002(a)

$17.14	$14.79	$12.64	$9.32	$9.44

.02	(.02)	.01	(.02)	(.03)
2.66	2.37	2.14	3.34	(.09)

2.68	2.35	2.15	3.32	(.12)

$19.82	$17.14	$14.79	$12.64	$9.32

15.64%	15.89%	17.01%	35.62%	(1.27)%

$13,011	$7,212	$4,798	$2,223	$1,679
$9,637	$6,394	$3,332	$1,827	$2,078

.92%	1.15%	1.06%	1.12%	1.07%
.92%	1.15%	1.06%	1.12%	1.07%
.13%	(.09)%	.08%	(.19)%	(.32)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Small-Cap Core Equity Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PQVAX	PQVBX	PQVCX	N/A	PSQZX
CUSIP	26249A103	26249A202	26249A301	26248V108	26249A400

MF176E2    IFS-A134872    Ed. 06/2007

Item	2	–	Code of Ethics – Not required, as this is not an annual filing.

Item	3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item	4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item	5	–	Audit Committee of Listed Registrants – Not applicable.

Item	6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item	7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item	8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item	9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item	10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item	11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item	12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 28, 2007

*	Print the name and title of each signing officer under his or her signature.